Tax Receivables and Tax Payables - Summary of Breakdown in Account (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Tax Receivables And Tax Payables [Abstract]
Tax receivables	€ 14,338	€ 21,018
Tax payables	€ (30,798)	€ (41,655)